BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.8%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.4%
AT&T Inc.	55,966	$1,173,047
Verizon Communications Inc.	35,444	1,798,783

Total Diversified Telecommunication Services		2,971,830

Entertainment - 0.4%
Walt Disney Co.	8,175	771,720	*

Interactive Media & Services - 0.5%
Meta Platforms Inc., Class A Shares	7,346	1,184,543	*

Media - 1.2%
Charter Communications Inc., Class A Shares	3,700	1,733,561	*
Comcast Corp., Class A Shares	22,217	871,795

Total Media		2,605,356

TOTAL COMMUNICATION SERVICES		7,533,449

CONSUMER DISCRETIONARY - 13.9%
Distributors - 0.8%
LKQ Corp.	33,641	1,651,437

Diversified Consumer Services - 0.1%
Service Corp. International	3,284	226,990

Hotels, Restaurants & Leisure - 0.7%
MGM Resorts International	46,581	1,348,520

Household Durables - 5.4%
Lennar Corp., Class A Shares	20,881	1,473,572
Mohawk Industries Inc.	34,020	4,221,542	*
NVR Inc.	252	1,009,043	*
PulteGroup Inc.	54,015	2,140,615
Toll Brothers Inc.	61,234	2,731,036

Total Household Durables		11,575,808

Multiline Retail - 2.4%
Kohl’s Corp.	62,859	2,243,438
Macy’s Inc.	5,902	108,124
Target Corp.	19,996	2,824,035

Total Multiline Retail		5,175,597

Specialty Retail - 4.4%
Advance Auto Parts Inc.	13,283	2,299,155
AutoNation Inc.	33,839	3,781,847	*
Best Buy Co. Inc.	4,639	302,416
Dick’s Sporting Goods Inc.	15,882	1,197,026

See Notes to Schedule of Investments.

BrandywineGLOBAL – Dynamic US Large Cap Value Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Specialty Retail - continued
Penske Automotive Group Inc.	16,062	$1,681,531
Williams-Sonoma Inc.	1,515	168,089

Total Specialty Retail		9,430,064

Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc.	5,215	159,162

TOTAL CONSUMER DISCRETIONARY		29,567,578

CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.8%
Kroger Co.	8,176	386,970
Sysco Corp.	17,740	1,502,756
Walmart Inc.	15,719	1,911,116

Total Food & Staples Retailing		3,800,842

Household Products - 1.9%
Procter & Gamble Co.	28,262	4,063,793

TOTAL CONSUMER STAPLES		7,864,635

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Exxon Mobil Corp.	26,007	2,227,239
Marathon Oil Corp.	141,130	3,172,602
ONEOK Inc.	17,561	974,636

TOTAL ENERGY		6,374,477

FINANCIALS - 32.8%
Banks - 12.8%
Bank of America Corp.	265,657	8,269,902
BOK Financial Corp.	4,458	336,936
Citigroup Inc.	115,088	5,292,897
Citizens Financial Group Inc.	44,234	1,578,711
Comerica Inc.	6,064	444,976
Fifth Third Bancorp	45,967	1,544,491
First Horizon Corp.	16,189	353,892
KeyCorp	62,534	1,077,461
Popular Inc.	7,092	545,588
Regions Financial Corp.	62,750	1,176,563
Synovus Financial Corp.	9,619	346,765
Truist Financial Corp.	18,624	883,336
Wells Fargo & Co.	112,001	4,387,079
Zions Bancorp NA	18,083	920,425

Total Banks		27,159,022

See Notes to Schedule of Investments.

2	BrandywineGLOBAL – Dynamic US Large Cap Value Fund 2022 Quarterly Report

BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Capital Markets - 2.4%
Affiliated Managers Group Inc.	2,780	$324,148
Ameriprise Financial Inc.	1,372	326,097
Bank of New York Mellon Corp.	38,207	1,593,614
Janus Henderson Group PLC	5,054	118,819
Jefferies Financial Group Inc.	27,324	754,689
Morgan Stanley	27,144	2,064,573

Total Capital Markets		5,181,940

Consumer Finance - 4.7%
Ally Financial Inc.	44,036	1,475,646
American Express Co.	13,157	1,823,823
Capital One Financial Corp.	31,060	3,236,142
Credit Acceptance Corp.	1,553	735,206	*
Discover Financial Services	3,339	315,803
OneMain Holdings Inc.	15,034	561,971
SLM Corp.	11,478	182,959
Synchrony Financial	64,392	1,778,507

Total Consumer Finance		10,110,057

Diversified Financial Services - 0.2%
Equitable Holdings Inc.	7,977	207,960
Voya Financial Inc.	3,807	226,631

Total Diversified Financial Services		434,591

Insurance - 12.7%
Aflac Inc.	56,759	3,140,475
Allstate Corp.	38,261	4,848,816
American Financial Group Inc.	6,046	839,245
American International Group Inc.	36,221	1,851,980
Arch Capital Group Ltd.	21,206	964,661	*
Assurant Inc.	1,118	193,246
Axis Capital Holdings Ltd.	1,751	99,965
Chubb Ltd.	20,881	4,104,787
Fidelity National Financial Inc.	10,558	390,224
Hartford Financial Services Group Inc.	16,297	1,066,313
Lincoln National Corp.	11,894	556,282
Loews Corp.	1,932	114,490
MetLife Inc.	47,754	2,998,474
Principal Financial Group Inc.	11,875	793,131
Progressive Corp.	10,665	1,240,020
Prudential Financial Inc.	18,498	1,769,889
Reinsurance Group of America Inc.	2,725	319,615

See Notes to Schedule of Investments.

BrandywineGLOBAL – Dynamic US Large Cap Value Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Insurance - continued
Travelers Cos. Inc.	8,987	$1,519,971
Unum Group	4,150	141,183

Total Insurance		26,952,767

TOTAL FINANCIALS		69,838,377

HEALTH CARE - 20.2%
Biotechnology - 3.0%
Amgen Inc.	6,552	1,594,102
Biogen Inc.	12,345	2,517,639	*
Regeneron Pharmaceuticals Inc.	3,826	2,261,663	*

Total Biotechnology		6,373,404

Health Care Providers & Services - 14.5%
Cigna Corp.	42,933	11,313,704
DaVita Inc.	55,261	4,418,670	*
Elevance Health Inc.	15,287	7,377,201
Quest Diagnostics Inc.	47,951	6,376,524
Universal Health Services Inc., Class B Shares	14,040	1,413,968

Total Health Care Providers & Services		30,900,067

Pharmaceuticals - 2.7%
Johnson & Johnson	16,297	2,892,880
Merck & Co. Inc.	9,060	826,000
Pfizer Inc.	41,671	2,184,811

Total Pharmaceuticals		5,903,691

TOTAL HEALTH CARE		43,177,162

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
L3Harris Technologies Inc.	3,718	898,641

Building Products - 0.1%
Builders FirstSource Inc.	3,574	191,924	*

Machinery - 1.2%
Caterpillar Inc.	13,861	2,477,792

TOTAL INDUSTRIALS		3,568,357

INFORMATION TECHNOLOGY - 4.4%
Communications Equipment - 0.1%
Lumentum Holdings Inc.	1,390	110,394	*

Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics Inc.	22,560	2,528,750	*
Jabil Inc.	17,380	890,030

Total Electronic Equipment, Instruments & Components		3,418,780

See Notes to Schedule of Investments.

4	BrandywineGLOBAL – Dynamic US Large Cap Value Fund 2022 Quarterly Report

BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
IT Services - 1.3%
Amdocs Ltd.	34,381	$2,864,281

Software - 1.4%
Oracle Corp.	42,844	2,993,511

TOTAL INFORMATION TECHNOLOGY		9,386,966

MATERIALS - 7.4%
Chemicals - 1.2%
Eastman Chemical Co.	9,566	858,740
Huntsman Corp.	4,332	122,812
Mosaic Co.	35,139	1,659,615

Total Chemicals		2,641,167

Construction Materials - 0.4%
Eagle Materials Inc.	7,201	791,678

Metals & Mining - 5.2%
Nucor Corp.	52,085	5,438,195
Reliance Steel & Aluminum Co.	4,547	772,353
Steel Dynamics Inc.	71,756	4,746,659

Total Metals & Mining		10,957,207

Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	25,953	1,360,197

TOTAL MATERIALS		15,750,249

UTILITIES - 4.2%
Electric Utilities - 2.6%
American Electric Power Co. Inc.	6,173	592,238
Duke Energy Corp.	6,173	661,807
Exelon Corp.	15,124	685,420
NextEra Energy Inc.	18,643	1,444,087
Southern Co.	29,976	2,137,588

Total Electric Utilities		5,521,140

Multi-Utilities - 1.6%
Dominion Energy Inc.	43,567	3,477,082

TOTAL UTILITIES		8,998,222

TOTAL COMMON STOCKS (Cost - $198,411,658)		202,059,472

INVESTMENTS IN UNDERLYING FUNDS - 1.0%
iShares Trust, iShares Russell 1000 Value ETF
(Cost - $2,347,397)	14,419	2,090,322

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $200,759,055)		204,149,794

See Notes to Schedule of Investments.

BrandywineGLOBAL – Dynamic US Large Cap Value Fund 2022 Quarterly Report	5

BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $1,387,054)	1.054%	1,387,054	$1,387,054	(a)

TOTAL INVESTMENTS - 96.5% (Cost - $202,146,109)			205,536,848
Other Assets in Excess of Liabilities - 3.5%			7,533,407

TOTAL NET ASSETS - 100.0%			$213,070,255

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $1,387,054 and the cost was $1,387,054 (Note 2).

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL – Dynamic US Large Cap Value Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$202,059,472	—	—	$202,059,472
Investments in Underlying Funds	2,090,322	—	—	2,090,322

Total Long-Term Investments	204,149,794	—	—	204,149,794

Short-Term Investments†	1,387,054	—	—	1,387,054

Total Investments	$205,536,848	—	—	$205,536,848

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2022. The following transactions were effected in such company for the period ended June 30, 2022.

	Affiliate Value at September 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$8,497,556	$40,605,504	40,605,504	$47,716,006	47,716,006

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$12,804	—	$1,387,054

9